Leases - Information related to lease payments and lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Lease interest	$ 90	$ 93	$ 104
Current leases, presented within current Finance debt	1,258	1,113
Noncurrent Leases	2,409	2,449
Short term lease expense	286	160
Lease revenue	319	272
Lease liabilities [member]
Lease liabilities [abstract]
Liabilities arising from financing activities, beginning balance	3,562	4,406
New leases, Including remeasurements and cancelations	1,644	476
Gross lease payments	(1,484)	(1,350)
Lease interest	95	91
Lease repayments	(1,389)	(1,259)
Foreign currency translation effects	(149)	(61)
Liabilities arising from financing activities, ending balance	$ 3,667	$ 3,562	$ 4,406